Summary of Principal Accounting Policies (Details 7) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenue recognition
Total revenues	$ 731,078,833	$ 462,439,368	$ 401,624,981
Real estate consulting services | Minimum
Revenue recognition
Contract period	1 month
Real estate consulting services | Maximum
Revenue recognition
Contract period	12 months
Subscriptions | Minimum
Revenue recognition
Contract period	6 months
Subscriptions | Maximum
Revenue recognition
Contract period	12 months
Data integration services | Minimum | CRIC
Revenue recognition
Contract period	3 months
Data integration services | Maximum | CRIC
Revenue recognition
Contract period	12 months
Multiple element arrangements
Revenue recognition
Total revenues	$ 71,908,552	$ 74,042,253	$ 72,124,694